Goodwill - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / oz	Dec. 31, 2017 USD ($)	Jul. 10, 2017 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 92,591	$ 92,591
Change in gold price ($/oz) | $ / oz	1,200
Integra gold corporation [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill recognized			$ 92,591
Goodwill	$ 115,600		$ 92,591